Property, plants and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property plants and equipment net

	December 31, 2022	December 31, 2023	December 31, 2023
	HK$’000	HK$’000	US$’000
Machinery & equipment	2,914	2,831	362
Electronic equipment	27	33	4
Office equipment	2,279	2,193	281
Computer software	-	109	14
Motor vehicles	2,474	2,471	316
Total cost	7,694	7,637	978
Less: Accumulated depreciation	(6,196)	(6,394)	(819)
Net book value	1,498	1,244	159